COMMITMENTS AND CONTINGENCIES - Summary of Future Minimum Lease Payments Payable Under Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
No later than 1 year	$ 62,921	$ 30,384
Later than 1 year but no later than 5 years	224,394	86,726
More than 5 years	41,234	11,155
Future minimum lease payments under operating leases	$ 328,549	$ 128,265